SHARE-BASED COMPENSATION - Schedule of share options activities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Number of shares
Outstanding, Beginning balance	12,051,138
Granted	3,823,185
Forfeited	(1,203,162)
Exercised	0	0
Outstanding, Ending balance	14,671,161	12,051,138
Vested and expected to vest	14,671,161
Exercisable	14,649,013
Weighted average exercise price
Outstanding, Beginning balance	$ 2.89
Granted	2.89
Forfeited	2.89
Outstanding, Ending balance	2.89	$ 2.89
Vested and expected to vest	2.89
Exercisable	2.89
Weighted average grant-date fair value
Outstanding, Beginning balance	2.05
Granted	0.43
Forfeited	2.03
Outstanding, Ending balance	1.65	$ 2.05
Vested and expected to vest	1.65
Exercisable	$ 1.64
Weighted remaining contractual years
Weighted remaining contractual years	7 years 11 months 19 days	7 years 9 months 14 days
Vested and expected to vest	7 years 11 months 19 days
Exercisable	7 years 11 months 19 days